CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,925,582)	$ (3,893,859)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	85,198	128,489
Gain on forgiveness of payables and liabilities	(181,055)	(161,045)
Change in fair market of derivative liabilities	407,594	60,291
Loss on equity investment	0	1,500,000
Bad debt expense	741,380	59,817
Exceptional Costs gain (loss)	18,772	0
Operating lease expense	0	47,129
(Gain)/Loss on Disposal of Asset	110,573	0
Loss on convertible notes	11,381	0
Impairment expense	23,965	0
Gain on partial extinguishment of debt	(222,092)	0
Changes in operating assets and liabilities:
Accounts receivable	(145,548)	(46,096)
Prepaid expenses and other assets	123,708	(173,724)
Accounts payable and accrued expenses	1,949,843	1,361,330
Operating lease liabilities, net	(527,409)	(170,251)
Other current liabilities	13,233	(226,432)
Other assets	449,556	0
Other liabilities	0	0
Net cash provided (used) in operating activities	(66,483)	(1,514,351)
Cash flows from investing activities:
Purchases of property and equipment	0	(33,162)
Issuance of note receivable, related party	0	(29,817)
Advances to related party	0	(30,000)
Net cash provided (used) in investing activities	0	(92,979)
Cash flows from financing activities:
Issuance of common stock, net of fees	1,174,296	3,946,075
Proceeds from notes payable	160,000	0
Net repayments of loan payable	(387,555)	(1,866,432)
Net cash provided (used) by financing activities	946,741	2,079,643
Net change in cash	880,258	472,314
Effect of exchange rate on cash	(904,003)	(397,695)
Cash at beginning of year	86,531	11,912
Cash at end of year	62,786	86,531
Supplemental disclosure of cash flow information:
Cash paid for interest	30,782	18,971
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of convertible debt	42,328	109,521
Partial extinguishment of loan payable	$ 221,567	$ 0